Fees Summary	Jan. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,198,520.00
Previously Paid Amount	0.00
Total Fee Amount	4,776.49
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 4,776.49
Narrative - Max Aggregate Offering Price	$ 31,198,520.00
Final Prospectus	true